Subsequent Events - Additional Information (Detail)					1 Months Ended	12 Months Ended
	Apr. 06, 2018 CAD ($) $ / shares shares	Jan. 24, 2018 CAD ($) $ / shares shares	Jan. 18, 2018 shares	Jan. 01, 2018 CAD ($) $ / shares shares	Mar. 31, 2018	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants expired | shares						19,210	78,251
Options exercised in exchange of cash						$ 591,000	$ 104,000
Options granted with weighted average exercise price							0.280
Proceeds from issuing shares						49,594,000	17,968,000
Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Options granted with weighted average exercise price						$ 2.420	$ 0.285
Kibbutz Gan Shmuel [Member] | Nursery and Cultivation Operations [Member]
Disclosure of non-adjusting events after reporting period [line items]
Equity interest in the joint venture						70.00%
Kibbutz Gan Shmuel [Member] | Manufacturing and Distribution Operations [Member]
Disclosure of non-adjusting events after reporting period [line items]
Equity interest in the joint venture						90.00%
Over Allotment Option [Member] | Bought Deal Offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued | shares		5,257,143
Share price per share | $ / shares		$ 8.75
Gross proceeds from issue of shares		$ 46,000,000
Warrants [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants exercised | shares				10,823,795
Warrants exercised in exchange of cash				$ 2,223,000
Number of warrants expired | shares			82,692
Expiry date of the warrants						January 18, 2018
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuing shares	$ 100,000,000			$ 687,000
Shares issued, shares | shares	10,420,000
Stock, Price Per Share | $ / shares	$ 9.60
Options [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options exercised				342,256
Options exercised in exchange of cash				$ 522,000
Options granted with weighted average exercise price				$ 1.53
Number of options granted				430,000
Options granted vesting period				48 months
Options granted exercise price | $ / shares				$ 8.61
Joint venture [Member] | Kibbutz Gan Shmuel [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cash advanced for construction of building				$ 1,000,000
Major business combination [member] | MedMen Canada Inc [Member]
Disclosure of non-adjusting events after reporting period [line items]
Equity interest in the joint venture					50.00%
Major business combination [member] | MedMen Canada Inc [Member] | Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
License term					20 years